Assets Held for Sale	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Assets Held for Sale

Note 14. Assets Held for Sale

As of November 30, 2012, the Company classified its LDACS program as assets held for sale, as at that time the Company expected that it would be required to divest the LDACS product line in order to consummate the Acquisition. For operating segment reporting, the LDACS program has been reported as a part of the Aerospace and Defense segment. The components of assets and liabilities held for sale in the unaudited condensed consolidated balance sheet as of November 30, 2012 were as follows:

Accounts receivable	$3.5
Equipment	0.1
Estimated costs to divest	(3.6)

Assets held for sale	$—

Accounts payable	$0.1
Other liabilities	1.0

Liabilities held for sale	$1.1

As of May 31, 2013, the Company believed that it would not be required to divest the LDACS product line in order to consummate the Acquisition based on conversations with the FTC. On June 10, 2013, the FTC announced that it closed its investigation into the Acquisition under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the Company was not required to divest its LDACS business. The Company expensed $3.6 million, recorded as part of unusual items, in fiscal 2012 for the estimated costs to divest the LDACS program. The Company recorded a benefit of $3.6 million, as part of unusual items, in the first half of fiscal 2013 as the Company believed that the FTC would not require the divestiture of the LDACS program.

Note 13.	Assets Held for Sale

In November 2012, the Company classified its LDACS program as assets held for sale. The Company expects that it will be required to divest the LDACS product line in order to consummate the acquisition of the Rocketdyne Business. The net sales associated with the LDACS program totaled $34.3 million in fiscal 2012. For operating segment reporting, the LDACS program has been reported as a part of the Aerospace and Defense segment. The components of assets and liabilities held for sale in the Consolidated Balance Sheets are as follows:

	As of November 30,
	2012	2011
	(In millions)
Accounts receivable	$3.5	$6.0
Equipment	0.1	0.1
Estimated costs to divest, recorded as part of unusual items	(3.6)	—

Assets held for sale	$—	$6.1

Accounts payable	$0.1	$0.4
Other liabilities	1.0	0.9

Liabilities held for sale	$1.1	$1.3